Related party disclosure - Remuneration to Key Management Personnel and Their Relatives (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of transactions between related parties [line items]
Remuneration to key management personnel, short term employment benefits	₨ 280	$ 3	₨ 245	₨ 137
Remuneration to key management personnel, share based payment	2,085	25	2,291	150
Remuneration to key management personnel, post-employment benefits	6	0	5	11
Key management personnel compensation, Total	2,372	29	2,541	298
Payment to non-executive directors (including Directors sitting fee and commission	67	1	76	18
Relatives of KMP
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	₨ 58	$ 1	₨ 41	₨ 20